Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of components of long-term debt

	As of December 31,
	2022	2021
Term loan balance	$71,000	$77,000
Convertible debt balance	7,000	-
Related-party convertible debt balance	11,964	-
Less unamortized debt issuance costs and discounts	(6,138)	(3,334)
Total borrowed	83,826	73,666
Less short-term debt obligation balance	(3,771)	(22,666)
Long-term debt obligation balance	$80,055	$51,000

Schedule of maturities of long-term debt

Fiscal Years Ending December 31,
2023	$6,000
2024	83,964
Total	$89,964